C     CIGNA
 V    CORPORATE VARIABLE
U     UNIVERSAL LIFE
 L    & UNIVERSAL LIFE II
      Semi-Annual Report


                             [GRAPHIC APPEARS HERE]


                                             June 30, 2005
                                             Corporate Insurance


[COMPANY LOGO OF CIGNA]

TABLE OF CONTENTS

Senior Vice President's Letter
Schedule of Changes in Unit Values

Fund Reports

  The Alger American Fund Semi-Annual Report
  Alger American Growth Portfolio
  Alger American MidCap Growth Portfolio
  Alger American Small Cap Portfolio

  Dreyfus Semi-Annual Report
  Dreyfus Stock Index Fund, Inc.

  Fidelity Variable Insurance Products Fund Semi-Annual Report
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP II Investment Grade Bond Portfolio

  Goldman Sachs Variable Insurance Trust Semi-Annual Report
  Goldman Sachs MidCap Value Fund

  Janus Aspen Series Trust Semi-Annual Report
  Janus Aspen Series Balanced Portfolio
  Janus Aspen Series Worldwide Growth Portfolio

  MFS(R) Variable Insurance Trust Semi-Annual Report
  MFS Emerging Growth Series
  MFS Total Return Series

  PIMCO Variable Insurance Trust Semi-Annual Report
  PIMCO High Yield Portfolio
  PIMCO Money Market Portfolio
  PIMCO Total Return Portfolio

  Premier Advisors VIT Semi-Annual Report
  OpCap Equity Portfolio
  OpCap Managed Portfolio
  OpCap Small Cap Portfolio

  Scudder Investments VIT Funds Trust Semi-Annual Report
  Scudder VIT EAFE(R) Equity Index Fund
  Scudder VIT Small Cap Index Fund

  Templeton Variable Products Series Fund Semi-Annual Report
  Templeton International Securities Fund - Class 1

  Vanguard(R) Variable Insurance Fund Semi-Annual Report
  Vanguard Small Company Growth Portfolio

                                                         [COMPANY LOGO OF CIGNA]


Dear CIGNA Client:

It is a pleasure to provide you with this Semi-Annual report on the performance of your Corporate Variable Life Insurance product for the period ending June 30, 2005.

The report includes financial data for each of the portfolio options available under your product. I hope you will take a few minutes to read it carefully.

Your Corporate Variable Universal Life Product is designed specifically to meet your needs in the corporate marketplace. The CIGNA Corporate Insurance Team is dedicated to meeting your executive benefit funding needs with the sophisticated financial solutions that are essential to attracting and retaining executive talent - the talent needed to grow a business in this increasingly competitive market.

We're extremely proud to have you as a client and look forward to an enduring partnership built on understanding, trust, and our ability to provide financial solutions of recognized value to your organization.

If you have any questions or comments about this report, please feel free to contact Lauren Willerton, the Director of Administration for CIGNA's Corporate Insurance Department at 860.757.7120. Lauren is available Monday through Friday, 8 am to 5 pm.

Sincerely,

/s/ Ian Glew
----------------------------------
Ian Glew
Senior Vice President

       CG Corporate Insurance Variable Universal Life Separate Account 02
                       Schedule of Changes in Unit Values
                           Period Ended June 30, 2005

                                    Unaudited

------------------------------------------------------------------------------------------------------------------------------------
                                                   Date Initially   Accumulation                 Accumulation
                                                       Funded        Unit Value   Accumulation    Unit Value   % Change    % Change
                                                     (Inception          at        Unit Value     6/30/2005    Inception  12/31/2004
Sub-Account                                             Date)        Inception     12/31/2004        YTD        to YTD     to YTD
------------------------------------------------------------------------------------------------------------------------------------
Contracts sold before May 1, 1998
Alger American Growth Portfolio                        2/24/97       10.000000      15.583697     15.704261      57.04      0.77
Alger American MidCap Growth Portfolio                 2/24/97       10.000000      21.749515     21.788105     117.88      0.18
Alger American Small Capitalization Portfolio          3/31/97       10.000000      12.221918     12.579509      25.80      2.93
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                         4/26/05       10.000000      10.000000     15.131025      51.31      51.31
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                   2/24/97       10.000000      16.418858     16.133624      61.34     (1.74)
Fidelity VIP High Income Portfolio                     1/29/97       10.000000      11.027723     10.946394       9.46     (0.74)
Fidelity VIP II Investment Grade Bond Portfolio        1/29/97       10.000000      15.991362     16.278358      62.78      1.79
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                   2/21/03       10.000000      16.567924     17.516215      75.16      5.72
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio                  7/3/00        10.000000      10.305623     10.395087       3.95      0.87
Janus Aspen Series Worldwide Growth Portfolio          2/24/97       10.000000      14.300237     13.814416      38.14     (3.40)
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                             1/29/97       10.000000      13.490212     13.212621      32.13     (2.06)
MFS Total Return Series                                2/24/97       10.000000      17.792332     17.829931      78.30      0.21
------------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Portfolio                             8/28/02       10.000000      13.926056     14.124733      41.25      1.43
PIMCO Money Market Portfolio                           4/19/05       10.000000      10.000000     12.292198      22.92     22.92
PIMCO Total Return Portfolio                           4/19/05       10.000000      10.000000     13.840540      38.41     38.41
------------------------------------------------------------------------------------------------------------------------------------
Premier Advisors VIT OpCap Equity Portfolio            2/24/97       10.000000      14.732015     14.955771      49.56      1.52
Premier Advisors VIT OpCap Managed Portfolio           1/29/97       10.000000      14.447346     14.692694      46.93      1.70
Premier Advisors VIT OpCap Small Cap Portfolio         2/24/97       10.000000      20.657838     19.264199      92.64     (6.75)
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT - EAFE(R)Equity Index Fund                 3/8/99        10.000000       9.599831      9.279635      (7.20)    (3.34)
Scudder VIT Small Cap Index Fund                       3/8/99        10.000000      16.164429     15.854369      58.54     (1.92)
------------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund - Class 1      2/24/97       10.000000      14.641868     14.463611      44.64     (1.22)
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio                9/11/02       10.000000      15.589459     15.213384      52.13     (2.41)
------------------------------------------------------------------------------------------------------------------------------------
Contracts sold after April 30, 1998
Alger American Growth Portfolio                        1/21/99       10.000000       9.211841      9.296521      (7.03)     0.92
Alger American MidCap Growth Portfolio                 1/21/99       10.000000      15.508506     15.557273      55.57      0.31
Alger American Small Capitalization Portfolio          6/17/98       10.000000       9.182018      9.465050      (5.35)     3.08
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                         4/26/05       10.000000      10.000000     11.186698      11.87     11.87
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                   1/21/99       10.000000      12.964256     12.757308      27.57     (1.60)
Fidelity VIP High Income Portfolio                     1/21/99       10.000000      10.063520     10.004213       0.04     (0.59)
Fidelity VIP II Investment Grade Bond Portfolio        6/17/98       10.000000      14.554156     14.751960      47.52      1.36
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                   9/11/02       10.000000      15.352382     16.254727      62.55      5.88
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio                  6/19/00       10.000000      10.166563     10.270123       2.70      1.02
Janus Aspen Series Worldwide Growth Portfolio          1/21/99       10.000000       9.737676      9.420726      (5.79)    (3.25)
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                             1/21/99       10.000000       8.641889      8.476500     (15.24)    (1.91)
MFS Total Return Series                                5/17/99       10.000000      13.590838     13.639696      36.40      0.36
------------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Portfolio                             10/24/02      10.000000      14.561107     14.790629      47.91      1.58
PIMCO Money Market Portfolio                           4/19/05       10.000000      10.000000     11.774097      17.74     17.74
PIMCO Total Return Portfolio                           4/19/05       10.000000      10.000000     14.269351      42.69     42.69
------------------------------------------------------------------------------------------------------------------------------------
Premier Advisors VIT OpCap Equity Portfolio            9/1/99        10.000000      11.247751     11.216103      12.16     (0.28)
Premier Advisors VIT OpCap Managed Portfolio           1/21/99       10.000000      12.191866     12.415537      24.16      1.83
Premier Advisors VIT OpCap Small Cap Portfolio         1/21/99       10.000000      20.030076     18.706382      87.06     (6.61)
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT - EAFE(R)Equity Index Fund                 11/11/99      10.000000       8.345958      8.077531     (19.22)    (3.22)
Scudder VIT Small Cap Index Fund                       4/21/99       10.000000      15.308457     15.036796      50.37     (1.77)
------------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund - Class 1      6/17/98       10.000000      12.092317     11.962740      19.63     (1.07)
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio                9/11/02       10.000000      15.696779     15.336966      53.37     (2.29)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Values are net of charges against the assets of the Variable Account for the assumption of mortality and expense risks and for administrative expenses.

This report may be distributed only to current contract holders or to persons who have received a current Corporate Variable Universal Life or Corporate Variable Universal Life II Prospectus.


[COMPANY   CORPORATE INSURANCE DEPARTMENT H14A
LOGO OF    ONE COMMERCIAL PLAZA
CIGNA]     280 TRUMBULL STREET                                    (C) 2005 CIGNA
           HARTFORD, CT 06103                                      580746 6/2005